RELATED PARTIES - Additional information of related parties (Details) - RUB (₽) ₽ in Millions	1 Months Ended			4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 31, 2020	Mar. 31, 2019	May 31, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTIES
Lease payments in favour of related parties					₽ 1,361	₽ 1,530	₽ 1,240
Right-of-use assets	₽ 132,343				132,343	130,503
Investments in associates and joint ventures	₽ 8,735				8,735	8,555
Key management remuneration					1,885	1,309	1,574
Key management remuneration, social contributions					374	214	219
Key management remuneration as base salaries					719	690	917
Key management remuneration as bonus					1,166	619	657
Cash-settled and equity-settled share-based payments					2,929	694	798
Key management remuneration, social contributions included in share-based payments					₽ 338	79	53
Buildings
RELATED PARTIES
Installment of consideration payable period			10 years
Installment of sale consideration, interest rate (as a percent)			9.00%
Right-of-use assets							3,123
Lease obligation							5,197
Recognized gain							₽ 1,745
Maximum | Buildings
RELATED PARTIES
Lease term			15 years
Sistema
RELATED PARTIES
Ownership interest sold (as a percent)		100.00%	18.69%
Proceeds from sale of ownership interest			₽ 7,902
Amount receivable						2,829
Business Nedvizhimost.
RELATED PARTIES
Variable interest rate	1.50%				1.50%
Amount receivable	₽ 3,372				₽ 3,372
Period of coupon notes	5 years
Borrowings, interest rate	10.80%				10.80%
Proceeds from issuance of bonds	₽ 2,100
Investments in associates and joint ventures	₽ 2,105				₽ 2,105
Business Nedvizhimost. | Buildings
RELATED PARTIES
Carrying value of buildings sold			1,479
Consideration (including VAT)			₽ 7,247
Rent-Nedvizhimost | Business Nedvizhimost.
RELATED PARTIES
Ownership interest sold (as a percent)				100.00%
Proceeds from sale of ownership interest				₽ 8,500
Yahont
RELATED PARTIES
Purchase of telecommunication equipment, software and billing systems					₽ 7,181	₽ 2,261